Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

For the year ended December 31, 2012 and 2013, the provision for income taxes was calculated as follows: The following table provides a reconciliation between income taxes computed at the federal statutory rate and the Company’s provision for income taxes:

	For the years ended December 31,
	2012	2013
Current:
Federal	$—	$—
State	800	800

Total	800	800

Deferred
Federal	—	—
State	—	—

Total	—	—

Provision for income tax	$800	$800

Schedule of Effective Income Tax Rate Reconciliation

The following table provides a reconciliation between income taxes computed at the federal statutory rate and the Company’s provision for income taxes:

	For the years ended December 31,
	2012	2013
Income tax at statutory rate	$(4,167,967)	$(3,139,368)
State liability	(602,296)	(321,058)
Permanent items	3,164	6,932
Stock Compensation	19,298	171,003
Nondeductible Interest	521,531	395,089
Expiration of net operating losses	146,175	188,316
Other	80	(6,723)
Research and development credit	(215,502)	(103,500)
Valuation allowance	4,296,317	2,810,109

Provision for income tax	$800	$800

Schedule of Deferred Tax Assets and Liabilities

The tax effects of carryforwards that give rise to deferred tax assets consist of the following:

	For the years ended December 31,
	2012	2013
Net operating loss carryforward	$41,100,511	$43,666,636
Research and development credits	4,898,055	5,114,652
Accruals and other	688,089	742,045
Deferred rent	203,463	176,893

	46,890,118	49,700,226
Less valuation allowance	(46,890,118)	(49,700,226)

Net deferred tax assets	$—	$—